EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Numerator [Abstract]
Net Loss	$ (30,940)	$ (53,718)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	196,118,802	153,746,698
Dilutive - Weighted Average Common Shares Outstanding (in shares)	196,118,802	153,746,698
Loss per Common Share, Basic [Abstract]
Basic (in dollars per share)	$ (0.16)	$ (0.35)
Loss per Common Share, Diluted [Abstract]
Diluted (in dollars per share)	$ (0.16)	$ (0.35)